Preference Share Liabilities - Summary of Preference Share Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Preference Share Liabilities [Abstract]
Preference share liabilities	$ 0	$ 1,976,365
Less: current portion	0	(406,366)
Non-current preference share liabilities	$ 0	$ 1,569,999